Events after Reporting Period - Summary of Public Bonds Issued After Reporting Period (Detail) - Gross carrying amount [member] ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
The 190-1st Public bond January twenty nine, twenty twenty one [member]
Disclosure of non-adjusting events after reporting period [line items]
Issue date	2018.01.30
Carrying amount	₩ 110,000
Interest rate	2.55%
Redemption date	2021.01.29
The 190-2nd Public bond, January thirty, twenty twenty three [member]
Disclosure of non-adjusting events after reporting period [line items]
Issue date	2018.01.30
Carrying amount	₩ 150,000
Interest rate	2.75%
Redemption date	2023.01.30
The 190-3rd Public bond, January thirty, twenty twenty eight [member]
Disclosure of non-adjusting events after reporting period [line items]
Issue date	2018.01.30
Carrying amount	₩ 170,000
Interest rate	2.95%
Redemption date	2028.01.30
The 190-4th Public bond, January thirty, twenty thirty eight [member]
Disclosure of non-adjusting events after reporting period [line items]
Issue date	2018.01.30
Carrying amount	₩ 70,000
Interest rate	2.93%
Redemption date	2038.01.30